Retirement Benefits (Amounts Recognized In Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Total recognized in accumulated other comprehensive income	$ 80.1	$ 56.8
Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Loss	70.1	44.1	46.2
Prior service cost	3.1	3.5	4.0
Total recognized in accumulated other comprehensive income	$ 73.2	$ 47.6	$ 50.2